UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA Capital Fund, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

ITEM 1. Schedule of Investments.

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
EXPLORATION & PRODUCTION — 10.1%
Cimarex Energy Co.	218,760	$20,565,628
Noble Energy, Inc.	796,594	22,543,610
SM Energy Co.	837,440	13,842,883
		$56,952,121
COMMUNICATIONS EQUIPMENT — 8.5%
ARRIS International plc*	1,230,144	$34,468,635
InterDigital, Inc.	173,955	13,446,721
		$47,915,356
OIL & GAS SERVICES & EQUIPMENT — 7.4%
Helmerich & Payne, Inc.	250,088	$13,589,782
Patterson-UTI Energy, Inc.	769,590	15,538,022
Rowan Cos. plc (Class A)*	1,207,580	12,365,619
		$41,493,423
TECHNOLOGY DISTRIBUTORS — 7.0%
Arrow Electronics, Inc.*	199,083	$15,612,089
Avnet, Inc.	617,520	24,009,177
		$39,621,266
COMPUTER HARDWARE & STORAGE — 5.9%
Western Digital Corporation	375,560	$33,274,616

ELECTRICAL POWER EQUIPMENT — 4.6%
Babcock & Wilcox Enterprises, Inc.*	2,186,239	$25,710,171

CONSUMER GOODS - RENTAL — 3.8%
Aaron’s, Inc.	549,179	$21,363,063

PUBLISHING & BROADCASTING — 3.5%
Houghton Mifflin Harcourt Co.*	1,616,977	$19,888,817

SPECIALITY APPAREL STORES — 2.8%
Foot Locker, Inc.	159,220	$7,846,362
Vista Outdoor, Inc.*	366,510	8,250,140
		$16,096,502
SEMICONDUCTOR MANUFACTURING — 2.6%
Veeco Instruments, Inc.*	528,777	$14,726,439

AUTO PARTS — 2.0%
Dana, Inc.	511,544	$11,422,778

AGRICULTURAL MACHINERY — 1.8%
AGCO Corporation	149,611	$10,082,285

INFORMATION TECHNOLOGY SERVICES — 1.8%
Cubic Corporation	215,543	$9,979,641

See notes to financial statements.

	Shares or Principal Amount	Fair Value
AIRLINES — 1.6%
Allegiant Travel Co.	65,410	$8,869,596

CONSTRUCTION & MINING MACHINERY — 0.5%
Oshkosh Corporation	38,320	$2,639,482

OTHER COMMON STOCKS — 1.8%		$10,334,555

TOTAL COMMON STOCKS — 65.7% (Cost $315,230,013)		$370,370,111

BONDS & DEBENTURES

U.S. TREASURIES
U.S. Treasury Bills — 1.07% 3/1/2018@@@	$40,000,000	$39,708,156
U.S. Treasury Notes — 1.00% 9/15/2017	60,000,000	59,993,952
U.S. Treasury Notes — 1.00% 12/15/2017	60,000,000	59,971,290

TOTAL U.S. TREASURIES — 28.3% (Cost $159,712,676)		$159,673,398

TOTAL BONDS & DEBENTURES — 28.3% (Cost $159,712,676)		$159,673,398

TOTAL INVESTMENT SECURITIES — 94.0% (Cost $474,942,689)		$530,043,509

SHORT-TERM INVESTMENTS — 6.0%
State Street Bank Repurchase Agreement — 0.12% 7/3/2017 (Dated 06/30/2017, repurchase price of $34,091,341, collateralized by $35,040,000 principal amount U.S. Treasury Notes - 2.00% 2024, fair value $34,777,200)	$34,091,000	$34,091,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,091,000)		$34,091,000

TOTAL INVESTMENTS — 100.0% (Cost $509,033,689)		$564,134,509
Other Assets and Liabilities, net — 0.0%		61,103
NET ASSETS — 100.0% — NOTE 2		$564,195,612

*Non-income producing security.

@@@Zero coupon bond. Coupon amount represents effective yield to maturity.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2017:

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2017

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Exploration & Production	$56,952,121	$—	$—	$56,952,121
Communications Equipment	47,915,356	—	—	47,915,356
Oil & Gas Services & Equipment	41,493,423	—	—	41,493,423
Technology Distributors	39,621,266	—	—	39,621,266
Computer Hardware & Storage	33,274,616	—	—	33,274,616
Electrical Power Equipment	25,710,171	—	—	25,710,171
Consumer Goods - Rental	21,363,063	—	—	21,363,063
Publishing & Broadcasting	19,888,817	—	—	19,888,817
Specialty Apparel Stores	16,096,502	—	—	16,096,502
Semiconductor Manufacturing	14,726,439	—	—	14,726,439
Auto Parts	11,422,778	—	—	11,422,778
Agricultural Machinery	10,082,285	—	—	10,082,285
Information Technology Services	9,979,641	—	—	9,979,641
Airlines	8,869,596	—	—	8,869,596
Construction & Mining Machinery	2,639,482	—	—	2,639,482
Other Common Stocks	10,334,555	—	—	10,334,555
U.S. Treasuries	—	159,673,398	—	159,673,398
Short-Term Investment	—	34,091,000	—	34,091,000
	$370,370,111	$193,764,398	$—	$564,134,509

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended June 30, 2017.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2017 (excluding short-term investments), was $474,942,689 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$88,832,855
Gross unrealized depreciation:	(33,732,035)
Net unrealized appreciation:	$55,100,820

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August 29, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: August 29, 2017